UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-5011

Name of Fund: CMA California Municipal Money Fund of CMA Multi-State Municipal
              Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA California
        Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/03 - 09/30/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                        CMA California
                        Municipal Money Fund

Semi-Annual Report
September 30, 2003

[LOGO] Merrill Lynch Investment Managers

CMA California Municipal Money Fund

Officers and Trustees

Terry K. Glenn, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Kenneth A. Jacob, Senior Vice President
John M. Loffredo, Senior Vice President
Steven T. Lewis, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

*     For inquiries regarding your CMA account, call 800-CMA-INFO
      (800-262-4636).

Electronic Delivery

The Fund is now offering electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2       CMA CALIFORNIA MUNICIPAL MONEY FUND        SEPTEMBER 30, 2003

A Letter From the President

Dear Shareholder

Now in its final quarter, 2003 has been a meaningful year in many respects. After one of the most significant equity market downturns in many investors' memories, this year finally brought hopeful signs for a sustainable economic recovery. Sub par economic growth of 1.4% in the first quarter of 2003 increased to projected growth of more than 4% in the second half of the year. With that good news, fixed income investments, which had become the asset class of choice during the long equity market decline, faced new challenges.

The Federal Reserve Board continued its accommodative monetary policy, lowering the Federal Funds rate in June to 1%, its lowest level since 1958. With this move, the short end of the yield curve remained relatively flat and it became increasingly difficult to find attractive income opportunities. Through September 30, 2003, both the Bond Market Association (BMA) Index and the one-year Municipal Market Data (MMD) Index averaged 1.03% for the year. Rates on the BMA Index, which measures the shortest end of the yield curve, averaged .85% during the third quarter versus 1.16% in the second quarter. Rates on the one-year MMD Index averaged .98% in the third quarter, just below the second quarter average of 1%.

Against this backdrop, our portfolio managers continued to work diligently to maximize tax-exempt returns consistent with the preservation of capital. With that said, remember also that the advice and guidance of a skilled financial advisor often can help you choose those investments that will best serve you as you plan for your financial future.

Finally, I am proud to premiere a new look to our shareholder communications. Our portfolio manager commentaries have been trimmed and organized in such a way that you can get the information you need at a glance, in plain language. Today's markets are confusing enough. We want to help you put it all in perspective. The report's new size also allows us certain mailing efficiencies. Any cost savings in production or postage are passed on to the Fund and, ultimately, to Fund shareholders.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                              Sincerely,


                                              /s/ Terry K. Glenn

                                              Terry K. Glenn
                                              President and Trustee


        CMA CALIFORNIA MUNICIPAL MONEY FUND        SEPTEMBER 30, 2003          3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      With interest rates low and expected to remain that way for some time, we looked increasingly to the higher yields offered by fixed rate notes during the period.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended September 30, 2003, CMA California Municipal Money Fund paid shareholders a net annualized yield of .52%.* As of September 30, 2003, the Fund's seven-day yield was .52%.

The Federal Reserve Board cut the Federal Funds rate once more during the six-month period, sending interest rates to their lowest levels in almost 50 years. Despite indications that the economy was strengthening gradually, the Federal Reserve Board emphasized its concern that deflation was a bigger threat to the economy than inflation, and reassured investors that it planned to keep short-term interest rates low until consistent growth in the economy and employment was evident.

The expectation for a stable short-term interest rate environment created a strong demand for fixed rate notes with maturities of six months - one year. This caused yields on these notes to fall later in the period and somewhat flattened the yield curve when compared to variable rate demand securities. However, our aggressive pursuit of fixed rate notes earlier in the period enabled us to lock in a favorable spread above variable rate securities. This strategy enhanced the performance of the Fund during the six-month period.

Describe conditions in the State of California during the period.

We expect some stabilization of the state's political climate following the gubernatorial recall election in early October, which should lead to meaningful budgetary debate by year-end. The state legislature still faces an $8 billion revenue shortfall for the current fiscal year that ends in June 2004. Having issued $7.5 billion in short-term debt in June, the state is expected to issue an additional $3 billion in revenue anticipation notes in mid-October. This should complete California's short-term financing for the current fiscal year. The notes are likely to be enhanced, with letters of credit that should allow the state to receive favorable short-term ratings.

How did you manage the Fund during the period?

During the period, our belief that fixed rate notes offered an attractive investment opportunity led us to overweight our allocation in these securities relative to the funds in our iMoneyNet, Inc. category. Additionally, our reinvestment decisions were strongly influenced by the fact that the issuance of California short-term notes is predominately done in the early summer months. These circumstances provide a narrow window of opportunity to properly diversify the Fund's assets and extend the portfolio's average life. We were active participants during the summer note season and purchased in excess of $400 million in these securities with yields that ranged from .93% to 1.10%.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


4       CMA CALIFORNIA MUNICIPAL MONEY FUND        SEPTEMBER 30, 2003

How would you characterize the portfolio's position at the close of the period?

At the close of the period, we continued to take a longer than neutral approach to the short-term municipal market, maintaining the Fund's average life at 55 days, compared to an average of 50 days for funds in our iMoneyNet group. We expect to continue to take advantage of opportunities to buy longer-dated fixed notes when they become available. The portfolio's weighting in fixed paper was 22% of assets as of September 30, 2003.

In the months ahead, we will continue to monitor developments in the national economy as well as the credit quality of the Fund's holdings. We intend to maintain our basic investment strategy while shifting the Fund's allocation between fixed and variable rate notes in what we believe are the best interests of our shareholders. We also will keep a watchful eye on the Federal Reserve Board's monetary policy. Although we have a stable outlook for short-term interest rates, we will be ready to respond with changes to our investment approach as needed.

Steven T. Lewis
Vice President and Portfolio Manager

October 9, 2003


        CMA CALIFORNIA MUNICIPAL MONEY FUND        SEPTEMBER 30, 2003          5

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                                           (in Thousands)

                           Face
State                     Amount                                      Municipal Bonds                                        Value
====================================================================================================================================
California--98.1%        $ 6,495      ABN AMRO Munitops Certificates Trust, California, GO, Refunding, VRDN, Series
                                      2003-1, 1.13% due 2/01/2010 (a)(d) ................................................  $   6,495
                                      ABN AMRO Munitops Certificates Trust, VRDN (a):
                          10,045            GO, Series 2003-9, 1.12% due 9/01/2011 (b) ..................................     10,045
                          16,912            Series 1998-17, 1.13% due 7/05/2006 (c) .....................................     16,912
                           5,000            Series 1998-25, 1.13% due 7/05/2006 (c) .....................................      5,000
                           5,373            Series 1999-7, 1.10% due 7/04/2007 (b) ......................................      5,373
                          10,000      Abag Finance Authority for Non-Profit Corporations, California, Lease Revenue
                                      Bonds, Pass-Thru Obligations, VRDN, Series A, 1.10% due 7/01/2008 (a) .............     10,000
                          27,700      Abag Finance Authority for Non-Profit Corporations, California, Revenue Bonds
                                      (Jewish Community Center Project), VRDN, 1.13% due 11/15/2031 (a) .................     27,700
                          15,000      Auburn, California, Union School District, COP, Refunding, VRDN, 1.05%
                                      due 12/01/2032 (a)(e) .............................................................     15,000
                          16,415      Bakersfield, California, Hospital Revenue Refunding Bonds, FLOATS, Series 788,
                                      1.13% due 3/01/2019 (a)(b) ........................................................     16,415
                           6,500      Bay Area, California, Toll Authority, Toll Bridge Revenue Bonds (San Francisco Bay
                                      Area), VRDN, Series C, 1.05% due 4/01/2037 (a)(d) .................................      6,500
                                      California Educational Facilities Authority Revenue Bonds, VRDN (a):
                          10,800            (Life Chiropractic College), 1.04% due 1/01/2025 ............................     10,800
                           1,445            (Pepperdine University), Series B, 1.04% due 11/01/2029 .....................      1,445
                           6,400            (San Francisco Conservatory), 1.10% due 3/01/2025 ...........................      6,400
                                      California HFA, Home Mortgage Revenue Bonds, VRDN (a):
                           2,000            AMT, Series B, 1.20% due 8/01/2033 (e) ......................................      2,000
                          26,000            AMT, Series J, 1.11% due 2/01/2033 ..........................................     26,000
                          18,500            AMT, Series M, 1.15% due 2/01/2025 ..........................................     18,500
                           1,295            Series F, 1.10% due 2/01/2033 (d)(e) ........................................      1,295
                                      California HFA, M/F Housing Revenue Bonds, VRDN, AMT (a):
                           6,650            Series A, 1.14% due 2/01/2026 ...............................................      6,650
                          53,300            Series C, 1.20% due 2/01/2033 ...............................................     53,300
                                      California Health Facilities Financing Authority Revenue Bonds, FLOATS (a)(b):
                          22,265            Series 591, 1.13% due 3/01/2014 .............................................     22,265
                          28,345            Series 592, 1.13% due 3/01/2021 .............................................     28,345
                           2,500      California Infrastructure and Economic Development Bank Empowerment Revenue Bonds
                                      (Gold Coast Baking Company Project), VRDN, AMT, 1.25% due 4/01/2012 (a) ...........      2,500
                                      California Infrastructure and Economic Development Bank Revenue Refunding Bonds,
                                      VRDN (a):
                           4,100            (Guided Discoveries Inc. Project), 1.05% due 6/01/2032 ......................      4,100
                          31,700            (Independent System Operation Corporation Project), Series A, 1.10%
                                            due 4/01/2008 (b) ...........................................................     31,700
                          36,800            (Independent System Operation Corporation Project), Series C, 1.10%
                                            due 4/01/2009 (b) ...........................................................     36,800
                           5,600      California Pollution Control Financing Authority, Environmental Improvement Revenue
                                      Bonds (Atlantic Richfield Co. Project), VRDN, AMT, 1.05% due 12/01/2032 (a) .......      5,600
                                      California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and
                                      Electric), VRDN (a):
                         143,450            AMT, Series B, 1.18% due 11/01/2026 .........................................    143,450
                         158,825            Series C, 1.18% due 11/01/2026 ..............................................    158,825
                          18,050            Series E, 1.13% due 11/01/2026 ..............................................     18,050
                          25,505            Series F, 1.13% due 11/01/2026 ..............................................     25,505
                          24,500      California Pollution Control Financing Authority, Resource Recovery Revenue Bonds
                                      (Atlantic Richfield Co. Project), VRDN, Series A, 1.11% due 12/01/2024 (a) ........     24,500

Portfolio Abbreviations for CMA California Municipal Money Fund

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
CP        Commercial Paper
FLOATS    Floating Rate Securities
GAN       Grant Anticipation Notes
GO        General Obligation Bonds
HFA       Housing Finance Authority
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
MERLOTS   Municipal Extendable Receipt
          Liquidity Option Tender Securities
MSTR      Municipal Securities Trust Receipts
PCR       Pollution Control Revenue Bonds
RAN       Revenue Anticipation Notes
RAW       Reserve Anticipation Warrant
ROCS      Reset Option Certificates
S/F       Single Family
TRAN      Tax Revenue Anticipation Notes
VRDN      Variable Rate Demand Notes


6       CMA CALIFORNIA MUNICIPAL MONEY FUND        SEPTEMBER 30, 2003

Schedule of Investments (continued)                               (in Thousands)

                          Face
State                     Amount                                      Municipal Bonds                                        Value
====================================================================================================================================
California               $ 4,000      California Pollution Control Financing Authority, Solid Waste Disposal Revenue
(continued)                           Refunding Bonds (Waste Management Project), VRDN, AMT, Series A, 1.09%
                                      due 1/01/2022 (a) .................................................................  $   4,000
                          19,075      California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Refunding
                                      Bonds, AMT, 1.123% due 7/25/2004 ..................................................     19,075
                                      California State Department of Water Resources, Power Supply Revenue Bonds (a):
                          67,308            FLOATS, Series 765, 1.08% due 5/01/2015 (d) .................................     67,307
                          28,000            VRDN, Series B-3, 1.13% due 5/01/2022 .......................................     28,000
                           5,200            VRDN, Series B-6, 1.15% due 5/01/2022 .......................................      5,200
                          32,200            VRDN, Series C-4, 1.07% due 5/01/2022 .......................................     32,200
                          14,900            VRDN, Series C-9, 1.10% due 5/01/2022 .......................................     14,900
                          15,500            VRDN, Series C-15, 1.05% due 5/01/2022 ......................................     15,500
                           1,800      California State Economic Development Financing Authority, IDR (Harvel Plastics
                                      Inc. Project), VRDN, AMT, 1.25% due 3/01/2010 (a) .................................      1,800
                          10,000      California State, GO, MERLOTS, Series B-45, 1.09% due 10/01/2029 (a) ..............     10,000
                                      California State, GO, MSTR, VRDN (a):
                           8,555            Series SGA-7, 1.10% due 9/01/2018 (e) .......................................      8,555
                           9,600            Series SGA-39, 1.10% due 6/01/2014 (b) ......................................      9,600
                           2,990            Series SGA-40, 1.10% due 6/01/2013 (c) ......................................      2,990
                           9,370            Series SGA-72, 1.10% due 6/01/2017 (c) ......................................      9,370
                                      California State, GO, Refunding, MERLOTS (a):
                           9,145            Series A-17, 1.09% due 2/01/2018 (d) ........................................      9,145
                           3,170            Series A-47, 1.09% due 2/01/2011 (b) ........................................      3,170
                                      California State, GO, Refunding, MSTR, VRDN (a):
                           7,900            Series SGA-119, 1.13% due 9/01/2028 (c) .....................................      7,900
                          20,600            Series SGA-135, 1.13% due 12/01/2030 (d)(g) .................................     20,600
                           4,555            Series SGA-136, 1.13% due 12/01/2030 (g) ....................................      4,555
                         335,000      California State, RAW, Series A, 2% due 6/16/2004 .................................    337,075
                                      California Statewide Communities Development Authority, M/F Housing Revenue Bonds:
                          10,000            (Aqua Vista Apartments Project II), AMT, Series J, 1.25% due 11/14/2003 .....     10,000
                          10,000            (Canyon Creek Apartments), VRDN, AMT, Series C, 1.15% due 6/15/2025 (a)(f) ..     10,000
                           4,200            (Kimberly Woods), VRDN, AMT, Series B, 1.15% due 6/15/2025 (a)(f) ...........      4,200
                          13,205            (Knolls at Green Valley), VRDN, AMT, Series FF, 1.15% due 7/15/2036 (a)(f) ..     13,205
                          10,375            (More Than Shelter), VRDN, Series A, 1.10% due 1/15/2031 (a) ................     10,375
                          15,100            (Oakmont Chino Hills), VRDN, AMT, Series P, 1.15% due 6/01/2036 (a) .........     15,100
                           3,285            (Olen Jones Senior Apartments), VRDN, AMT, Series BB, 1.20% due 12/01/2034 (a)     3,285
                                      California Statewide Communities Development Authority Revenue Bonds (Kaiser
                                      Permanente), VRDN (a):
                          11,400            Series A, 1.17% due 10/01/2013 ..............................................     11,400
                          17,000            Series B, 1.17% due 11/01/2030 ..............................................     17,000
                           8,000      California Statewide Communities Development Authority, Solid Waste Facilities
                                      Revenue Bonds (Chevron U.S.A. Inc. Project), VRDN, AMT, 1.11% due 12/15/2024 (a) ..      8,000
                          15,000      California Transit Finance Authority Revenue Bonds, VRDN, 1.03%
                                      due 10/01/2027 (a)(e) .............................................................     15,000
                          20,000      Carlsbad, California, M/F Housing Revenue Bonds (The Greens Apartments), VRDN, AMT,
                                      Series A, 1.12% due 6/01/2046 (a) .................................................     20,000
                          15,529      Clipper Tax-Exempt Trust, California, COP, VRDN, AMT, Series 98-9, 1.18%
                                      due 1/01/2004 (a) .................................................................     15,529
                          15,525      Contra Costa, California, Water District Revenue Bonds, MSTR, VRDN, Series SGA 24,
                                      1.10% due 10/01/2019 (a)(b) .......................................................     15,525
                           7,170      Contra Costa, California, Water District Water Revenue Refunding Bonds, FLOATS,
                                      Series 850, 1.11% due 10/01/2019 (a)(e) ...........................................      7,170
                          14,500      Contra Costa County, California, M/F Housing Revenue Bonds (Creekview Apartments),
                                      VRDN, AMT, Series B, 1.15% due 7/01/2036 (a)(h) ...................................     14,500
                           5,800      Dublin, California, M/F Housing Authority Revenue Bonds (Park Sierra), VRDN, AMT,
                                      Series A, 1.10% due 6/01/2028 (a) .................................................      5,800
                          21,000      Eagle Tax-Exempt Trust, California Infrastructure and Economic Development Bank
                                      Revenue Bonds, VRDN, Series 2003-0042, Class A, 1.11% due 7/01/2037 (a) ...........     21,000
                          18,320      Eagle Tax-Exempt Trust, California State Department of Water Resources, Power
                                      Supply Revenue Bonds, VRDN, Series 2002-6017, Class A, 1.11% due 5/01/2018 (a)(d) .     18,320
                          29,700      Eagle Tax-Exempt Trust, California, VRDN, Series 2000-0501, Class A, 1.13%
                                      due 10/01/2028 (a) ................................................................     29,700
                           4,800      Eagle Tax-Exempt Trust, Los Angeles, California, Unified School District, GO, VRDN,
                                      Series 2003-0043, Class A, 1.11% due 1/01/2028 (a) ................................      4,800
                           8,975      Fresno, California, Airport Revenue Bonds, MERLOTS, AMT, Series B2, 1.14%
                                      due 7/01/2030 (a)(e) ..............................................................      8,975
                           4,685      Fresno, California, Water System Revenue Refunding Bonds, MSTR, VRDN, Series
                                      SGA 76, 1.10% due 6/01/2024 (a)(c) ................................................      4,685
                          15,783      Glendale, California, Hospital Revenue Refunding Bonds, FLOATS, Series 590, 1.13%
                                      due 3/01/2014 (a)(b) ..............................................................     15,782


        CMA CALIFORNIA MUNICIPAL MONEY FUND        SEPTEMBER 30, 2003          7

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)                               (in Thousands)

                           Face
State                     Amount                                      Municipal Bonds                                        Value
====================================================================================================================================
California               $ 6,620      Highland, California, Redevelopment Agency, M/F Housing Revenue Bonds (Jeffrey
(continued)                           Court Senior Apartments), VRDN, AMT, 1.10% due 3/01/2028 (a) ......................  $   6,620
                           1,735      Kern County, California, Superintendent of Schools, COP, VRDN, Series A, 1.15%
                                      due 12/01/2021 (a) ................................................................      1,735
                          19,430      Loma Linda, California, M/F Housing Revenue Refunding Bonds (Loma Linda Springs),
                                      VRDN, AMT, 1.12% due 12/15/2031 (a) ...............................................     19,430
                          14,740      Los Angeles, California, Community Redevelopment Agency, M/F Housing Revenue Bonds
                                      (Rowan Lofts Project), VRDN, AMT, Series A, 1.15% due 12/01/2034 (a) ..............     14,740
                          47,000      Los Angeles, California, Convention and Exhibition Center Authority, Lease Revenue
                                      Refunding Bonds, Series D, VRDN, 0.97% due 6/16/2004 (a) ..........................     47,000
                           3,000      Los Angeles, California, Department of Airports, Airport Municipal Trust Revenue
                                      Bonds, FLOATS, Series SG 61, 1.14% due 5/15/2020 (a)(c) ...........................      3,000
                                      Los Angeles, California, Department of Water and Power, Electric Plant Revenue
                                      Refunding Bonds, MSTR, VRDN (a):
                           4,075            Series SGA 4, 1.10% due 11/15/2019 (c) ......................................      4,075
                           4,005            Series SGA 6, 1.10% due 11/15/2019 (b) ......................................      4,005
                           3,120      Los Angeles, California, Department of Water and Power, Waterworks Revenue
                                      Refunding Bonds, MERLOTS, Series A24, 1.09% due 7/01/2030 (a)(b) ..................      3,120
                           5,000      Los Angeles, California, Harbor Department Revenue Bonds, FLOATS, Series SG-59,
                                      1.14% due 8/01/2026 (a)(b) ........................................................      5,000
                                      Los Angeles, California, Unified School District, GO, MERLOTS (a):
                          25,000            Series A-22, 1.09% due 7/01/2022 (e) ........................................     25,000
                          10,000            Series A-33, 1.09% due 7/01/2028 (c) ........................................     10,000
                           4,995            Series B-12, 1.09% due 1/01/2027 (b) ........................................      4,995
                                      Los Angeles, California, Unified School District, GO, TRAN:
                          25,000            Series A, 2% due 7/01/2004 ..................................................     25,199
                          60,000            Series B, 1.50% due 7/01/2004 ...............................................     60,254
                                      Los Angeles, California, Wastewater System Revenue Refunding Bonds, VRDN (a)(c):
                          12,000            Sub-Series A, 1.25% due 12/01/2031 ..........................................     12,000
                          16,000            Sub-Series B, 1.25% due 12/01/2031 ..........................................     16,000
                                      Los Angeles, California, Water and Power Revenue Refunding Bonds, ROCS (a)(b):
                           6,890            Series II-R-4510, 1.11% due 7/01/2021 .......................................      6,890
                          10,505            Series II-R-5013, 1.11% due 7/01/2021 .......................................     10,505
                          22,630      Los Angeles County, California, Capital Asset (LSG Corp.), Lease Revenue Tax-Exempt,
                                      CP, 0.87% due 10/10/2003 ..........................................................     22,630
                          13,100      Los Angeles County, California, Housing Authority, M/F Housing Revenue Bonds (Park
                                      Sierra), VRDN, Series A, 1.10% due 9/01/2030 (a) ..................................     13,100
                                      Los Angeles County, California, Metropolitan Transportation Authority, Revenue
                                      Refunding Bonds, MSTR, VRDN (a)(e):
                          40,000            Series SGB 1, 1.11% due 7/01/2025 ...........................................     40,000
                          40,850            Series SGB 2, 1.11% due 7/01/2021 ...........................................     40,850
                           6,000      Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax
                                      Revenue Bonds, FLOATS, Series SG-46, 1.11% due 7/01/2017 (a)(d) ...................      6,000
                          20,000      Milpitas, California, M/F Housing Revenue Bonds (Crossing at Montague), VRDN, AMT,
                                      Series A, 1.15% due 8/15/2033 (a)(f) ..............................................     20,000
                           7,435      Monrovia, California, Unified School District, GO, MSTR, VRDN, Series SGA 70, 1.10%
                                      due 8/01/2022 (a)(b) ..............................................................      7,435
                                      Municipal Securities Trust Certificates, California, GO, VRDN, Class A (a)(c):
                          24,550            Series 2000-97, 1.10% due 9/01/2016 .........................................     24,550
                          20,860            Series 2001-118, 1.13% due 3/03/2009 ........................................     20,860
                           6,010      National City, California, Community Development Commission, Tax Allocation Revenue
                                      Bonds (Redevelopment Project), VRDN, Series B, 1.10% due 8/01/2025 (a) ............      6,010
                                      Newport Beach, California, Revenue Bonds (Hoag Memorial Presbyterian Hospital),
                                      VRDN (a):
                          12,500            Series A, 1.13% due 12/01/2029 ..............................................     12,500
                          20,000            Series C, 1.13% due 12/01/2029 ..............................................     20,000
                           8,995      Palmdale, California, COP, ROCS, Series II-R-200, 1.11% due 9/01/2032 (a)(b) ......      8,995
                          14,200      Peninsula Corridor, California, Joint Powers Board Revenue Bonds, GAN, Series C,
                                      1.45% due 9/03/2004 ...............................................................     14,242
                          13,570      Port Oakland, California, Port Revenue Bonds, MSTR, VRDN, Series SG 112, 1.15%
                                      due 11/01/2025 (a)(b) .............................................................     13,570
                          13,450      Port Oakland, California, Revenue Refunding Bonds, MERLOTS, AMT, Series B-36, 1.14%
                                      due 11/01/2021 (a)(c) .............................................................     13,450
                           5,000      Rescue, California, Union School District, COP, VRDN, 1.08% due 10/01/2025 (a)(e) .      5,000
                           3,300      Riverside County, California, IDA, IDR (Universal Forest Products), VRDN, AMT,
                                      1.14% due 8/01/2029 (a) ...........................................................      3,300
                                      Sacramento, California, Housing Authority, M/F Housing Revenue Bonds, VRDN, AMT (a):
                          12,200            (Greenfair Apartments), Series G, 1.20% due 12/01/2030 ......................     12,200
                          15,490            (Lofts at Natomas Apartments), Series F, 1.15% due 4/15/2036 (f) ............     15,490
                           5,760      Sacramento, California, Municipal Utility District, Electric Revenue Bonds, MSTR,
                                      VRDN, Series SGB 4, 1.11% due 8/15/2021 (a)(d) ....................................      5,760


8       CMA CALIFORNIA MUNICIPAL MONEY FUND        SEPTEMBER 30, 2003

Schedule of Investments (concluded)                               (in Thousands)

                           Face
State                     Amount                                      Municipal Bonds                                       Value
====================================================================================================================================
California                            Sacramento, California, Municipal Utility District, Electric Revenue Refunding
(concluded)                           Bonds (a)(e):
                        $ 12,910            FLOATS, Series 748, 1.11% due 8/15/2028 ..................................... $   12,910
                           9,400            MSTR, VRDN, Series SGA 5, 1.10% due 11/15/2006 ..............................      9,400
                           6,355      Sacramento County, California, COP, ROCS, Series II-R-5007, 1.11%
                                      due 12/01/2023 (a)(d) .............................................................      6,355
                          10,000      San Bernardino County, California, COP, Refunding (Medical Center Financing
                                      Project), VRDN, 1.11% due 8/01/2026 (a)(b) ........................................     10,000
                          10,000      San Diego, California, County and School District RAN, Series B, 1.75%
                                      due 6/30/2004 .....................................................................     10,062
                           7,000      San Diego, California, Sewer Revenue Bonds, FLOATS, Series SG 14, 1.11%
                                      due 5/15/2020 (a)(d) ..............................................................      7,000
                                      San Diego, California, United Port District, CP, Series A:
                          22,134            AMT, 1.10% due 11/03/2003 ...................................................     22,134
                          20,160            1.05% due 11/03/2003 ........................................................     20,160
                                      San Francisco, California, City and County Airport Commission, International
                                      Airport Revenue Bonds, MSTR, VRDN (a):
                           7,705            AMT, Series SGA-56, 1.13% due 5/01/2026 (b) .................................      7,705
                          28,005            Series SG-115, 1.20% due 5/01/2020 (c) ......................................     28,005
                          16,555            Series SG-116, 1.20% due 5/01/2026 (b) ......................................     16,555
                           5,610      San Joaquin County, California, COP, ROCS, Series II-R-2030, 1.11% due
                                      4/01/2020 (a)(b) ..................................................................      5,610
                           2,690      San Jose, California, Airport Revenue Refunding Bonds, ROCS, Series II-R-2004,
                                      1.11% due 3/01/2016 (a)(e) ........................................................      2,690
                                      San Jose, California, M/F Housing Revenue Bonds, VRDN (a):
                          12,000            (Carlton Homes), AMT, Series A, 1.12% due 10/15/2032 ........................     12,000
                          26,400            (Siena Renaissance Square Apartments), 1.15% due 12/01/2029 .................     26,400
                           9,935      Santa Clara, California, Electric Revenue Refunding Bonds, MSTR, VRDN, Series
                                      SGA-75, 1.10% due 7/01/2027 (a)(d) ................................................      9,935
                           3,230      Shafter, California, IDA, IDR (Building Materials Manufacturing Corporation
                                      Project), VRDN, AMT, 1.10% due 6/01/2029 (a) ......................................      3,230
                                      Simi Valley, California, M/F Housing Revenue Bonds, VRDN (a):
                          12,500            (Parker Ranch Project), AMT, Series A, 1.15% due 7/15/2036 ..................     12,500
                          12,000            (Shadowridge Apartments), 1.15% due 9/01/2019 ...............................     12,000
                           2,670      University of California Revenue Bonds, ROCS, Series II-R-3007, 1.11% due
                                      9/01/2020 (a)(e) ..................................................................      2,670
                           8,800      Upland, California, Apartment Development Revenue Refunding Bonds (Mountain
                                      Springs--Issue A), VRDN, 1.10% due 11/15/2028 (a)(f) ..............................      8,800
                          17,800      Ventura County, California, Public Finance Authority, Lease Revenue Bonds (Series
                                      1998), CP, 0.87% due 10/09/2003 ...................................................     17,800
====================================================================================================================================
Puerto Rico--1.7%          4,900      Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN, Series
                                      2000-107, Class A, 1.05% due 5/19/2009 (a)(e) .....................................      4,900
                           4,000      Puerto Rico Commonwealth, FLOATS, Series PMD-8, 1.05% due 7/01/2026 (a)(b) ........      4,000
                           3,450      Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                                      Revenue Bonds, FLOATS, Series PMD-9, 1.05% due 7/01/2026 (a)(e) ...................      3,450
                           8,635      Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series
                                      SGA 44, 1.05% due 7/01/2023 (a)(b) ................................................      8,635
                                      Puerto Rico, Government Development Bank, CP:
                          11,606            0.85% due 11/06/2003 ........................................................     11,606
                          11,028            1% due 12/03/2003 ...........................................................     11,028
====================================================================================================================================
                                      Total Investments (Cost--$2,570,813*)--99.8% ......................................  2,570,813

                                      Other Assets Less Liabilities--0.2% ...............................................      5,470
                                                                                                                          ----------
                                      Net Assets--100.0% ................................................................ $2,576,283
                                                                                                                          ==========

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2003.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   AMBAC Insured.
(e)   FSA Insured.
(f)   FNMA Collateralized.
(g)   XL Capital Insured.
(h)   FHLMC Collateralized.
*     Cost for Federal income tax purposes.

      See Notes to Financial Statements.


        CMA CALIFORNIA MUNICIPAL MONEY FUND        SEPTEMBER 30, 2003          9

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities

As of September 30, 2003

==================================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------------
                   Investments, at value (identified cost--$2,570,813,255) ................                        $ 2,570,813,255
                   Cash ...................................................................                                421,303
                   Interest receivable ....................................................                              5,855,371
                   Prepaid registration fees and other assets .............................                                 61,117
                                                                                                                   ---------------
                   Total assets ...........................................................                          2,577,151,046
                                                                                                                   ---------------
==================================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------------
                   Payables:
                      Distributor .........................................................    $       653,245
                      Investment adviser ..................................................            117,816
                      Other affiliates ....................................................             94,315
                      Beneficial interest redeemed ........................................              2,779
                                                                                               ---------------
                   Total liabilities ......................................................                                868,155
                                                                                                                   ---------------
                   Net Assets .............................................................                        $ 2,576,282,891
                                                                                                                   ===============
==================================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------------
                   Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ....................................................                        $   257,677,693
                   Paid-in capital in excess of par .......................................                          2,318,724,024
                   Accumulated realized capital losses--net ...............................                               (118,826)
                                                                                                                   ---------------
                   Net Assets--Equivalent to $1.00 per share based on 2,576,776,931 shares
                     of beneficial interest outstanding ...................................                        $ 2,576,282,891
                                                                                                                   ===============

      See Notes to Financial Statements.


10      CMA CALIFORNIA MUNICIPAL MONEY FUND        SEPTEMBER 30, 2003

Statement of Operations

For the Six Months Ended September 30, 2003

==================================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
                   Interest and amortization of premium and discount earned ...............                        $    14,368,704
==================================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------------
                   Investment advisory fees ...............................................    $     5,402,177
                   Distribution fees ......................................................          1,641,003
                   Accounting services ....................................................            190,452
                   Transfer agent fees ....................................................             97,755
                   Custodian fees .........................................................             35,376
                   Professional fees ......................................................             34,222
                   Printing and shareholder reports .......................................             22,121
                   Registration fees ......................................................             15,679
                   Trustees' fees and expenses ............................................             11,457
                   Pricing fees ...........................................................              8,620
                   Other ..................................................................             17,929
                                                                                               ---------------
                   Total expenses .........................................................                              7,476,791
                                                                                                                   ---------------
                   Investment income--net .................................................                              6,891,913
                   Realized Gain on Investments--Net ......................................                                104,837
                                                                                                                   ---------------
                   Net Increase in Net Assets Resulting from Operations ...................                        $     6,996,750
                                                                                                                   ===============

      See Notes to Financial Statements.


        CMA CALIFORNIA MUNICIPAL MONEY FUND        SEPTEMBER 30, 2003         11

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets

                                                                                                  For the Six          For the
                                                                                                 Months Ended         Year Ended
                                                                                                 September 30,         March 31,
Increase (Decrease) in Net Assets:                                                                   2003                2003
==================================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------------
                   Investment income--net .................................................    $     6,891,913     $    22,521,346
                   Realized gain on investments--net ......................................            104,837              37,457
                                                                                               -----------------------------------
                   Net increase in net assets resulting from operations ...................          6,996,750          22,558,803
                                                                                               -----------------------------------
==================================================================================================================================
Dividends to Shareholders
----------------------------------------------------------------------------------------------------------------------------------
                   Dividends to shareholders from investment income--net ..................         (6,891,913)        (22,521,346)
                                                                                               -----------------------------------
==================================================================================================================================
Beneficial Interest Transactions
----------------------------------------------------------------------------------------------------------------------------------
                   Net proceeds from sale of shares .......................................      4,933,637,854       7,783,871,053
                   Value of shares issued to shareholders in reinvestment of dividends ....          6,891,327          22,522,100
                                                                                               -----------------------------------
                                                                                                 4,940,529,181       7,806,393,153
                   Cost of shares redeemed ................................................     (5,031,202,130)     (7,854,465,498)
                                                                                               -----------------------------------
                   Net decrease in net assets derived from beneficial interest transactions        (90,672,949)        (48,072,345)
                                                                                               -----------------------------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                   Total decrease in net assets ...........................................        (90,568,112)        (48,034,888)
                   Beginning of period ....................................................      2,666,851,003       2,714,885,891
                                                                                               -----------------------------------
                   End of period ..........................................................    $ 2,576,282,891     $ 2,666,851,003
                                                                                               ===================================

      See Notes to Financial Statements.


12      CMA CALIFORNIA MUNICIPAL MONEY FUND        SEPTEMBER 30, 2003

Financial Highlights

The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.      Months Ended                 For the Year Ended March 31,
                                                            September 30,  --------------------------------------------------------
Increase (Decrease) in Net Asset Value:                         2003           2003           2002           2001           2000
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                Net asset value, beginning of period .....  $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                            -----------------------------------------------------------------------
                Investment income--net ...................           --+           .01            .02            .03            .03
                Realized gain (loss) on investments--net .           --+            --+            --+            --++           --+
                                                            -----------------------------------------------------------------------
                Total from investment operations .........           --+           .01            .02            .03            .03
                                                            -----------------------------------------------------------------------
                Less dividends from investment income--net           --++         (.01)          (.02)          (.03)          (.03)
                                                            -----------------------------------------------------------------------
                Net asset value, end of period ...........  $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                            =======================================================================
                Total Investment Return ..................          .52%*          .85%          1.61%          3.02%          2.59%
                                                            =======================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                Expenses .................................          .56%*          .57%           .57%           .58%           .58%
                                                            =======================================================================
                Investment income--net ...................          .52%*          .85%          1.58%          2.98%          2.56%
                                                            =======================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                Net assets, end of period (in thousands) .  $ 2,576,283    $ 2,666,851    $ 2,714,886    $ 2,429,174    $ 2,312,154
                                                            =======================================================================

*     Annualized.
+     Amount is less than $.01 per share.
++    Amount is less than $(.01) per share.

      See Notes to Financial Statements.


        CMA CALIFORNIA MUNICIPAL MONEY FUND        SEPTEMBER 30, 2003         13

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements

1. Significant Accounting Policies:

CMA California Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax withheld and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses -- Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion, and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.


14      CMA CALIFORNIA MUNICIPAL MONEY FUND        SEPTEMBER 30, 2003

Notes to Financial Statements (concluded)

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended September 30, 2003, the Fund reimbursed FAM $28,376 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:

On March 31, 2003, the Fund had a net capital loss carryforward of $223,405, of which $41,791 expires in 2006 and $181,614 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


        CMA CALIFORNIA MUNICIPAL MONEY FUND        SEPTEMBER 30, 2003         15

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA California Municipal Money Fund
of CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

                                                                  #11211 -- 9/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (annual requirement only)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. - N/A (annual requirement only)

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust


        By: /s/ Terry K. Glenn
            ----------------------------
            Terry K. Glenn,
            President of
            CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

        Date: November 21, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            ----------------------------
            Terry K. Glenn,
            President of
            CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

        Date: November 21, 2003


        By: /s/ Donald C. Burke
            ----------------------------
            Donald C. Burke,
            Chief Financial Officer of
            CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

        Date: November 21, 2003

        Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.